Financial Instruments Per Category - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Changes in fair value	$ 31,300,000	$ 97,100,000	$ (1,800,000)
Transfers between levels	$ 0	$ 0